united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/20

Item 1. Reports to Stockholders.

Grant Park Multi Alternative Strategies Fund

Class A shares: GPAAX	Class C shares: GPACX	Class I shares: GPAIX
Class N shares: GPANX

Semi-Annual Report

March 31, 2020

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.grantparkfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Performance Review for the Grant Park Multi Alternative Strategies Fund
October 1, 2019 – March 31, 2020

Grant Park Multi Alternative Strategies Fund

Past performance does not guarantee future results. Source: Morningstar

The Fund’s positive performance during the past six months resulted from the Fund’s ability to identify profitable opportunities across global financial and commodities markets. Investments were made in accordance with the Fund’s established investment strategies which are driven by active risk management and directionally-consistent price movements in the markets in which the Fund trades.

The spread of the Covid-19 virus caused the Advisor and Sub Advisor to implement the portions of their respective business continuity plans which enable employees to work remotely; all investment and supervisory activities continue to operate without interruption or limitation. The pandemic’s impact did create increased volatility across the global markets where the Fund invests. The Fund’s strategies are designed to avoid directionless volatility and to reduce market exposure during periods of heightened volatility. The Sub Advisor’s quantitative systems reacted appropriately. The Fund’s diversification proved beneficial as multiple sectors helped offset equity losses created by the Fund’s long-only Upside Capture strategy.

A quarter-by-quarter review provides a summary of the factors that drove Fund performance.

Q4 2019

The Fund’s performance for the quarter was +0.71%. Positive fund performance was driven by long exposure across the global equity markets where the Fund invests. Positive performance for the quarter was led by a +3.32% return in equities and +0.20% in commodities. Negative performance of -1.62% in fixed income and -1.20% in currencies detracted from quarterly performance.

Q1 2020

The Fund’s performance for the quarter was +1.60%. Positive fund performance was driven by a +5.88% return in the fixed income sector, a +1.82% return in commodities, and a +0.43% return in currencies. A net loss of -7.23% in equities positions partially offset positive returns.

Sector performance will differ from total Fund performance due to income earned in the cash management portfolio.

The overall six month performance for the Grant Park Multi Alternative Strategies Fund as of March 31, 2020 as compared to its benchmarks was:

As of March 31, 2020	6 Month Return
GPAAX	2.09%
GPAAX (with load)	-3.76%
GPACX	1.68%
GPAIX	2.32%
GPANX	2.07%
Barclays Capital 1-3 Year U.S. Treasury Bond Index	3.28%
Barclays Capital U.S. Government/Corporate Long Bond Index	5.87%

Investment Outlook

Growing uncertainty about the long-term economic impact of the Covid-19 pandemic will continue to influence global markets. We believe the current challenges will continue to produce investment opportunities across financial and commodities markets.

The Fund’s active management is primarily driven by a quantitative analysis of price movements within its investment universe. The investment program uses price-driven strategies that seek investment opportunities created by persistent price trends and pricing dislocations. The foundation of our investment approach is to create a diversified portfolio of investments that has the potential to profit as prices rise or fall. We feel the need for aggressive risk management and active trading will continue to be the keys to pursuing investment opportunities.

We appreciate your support and commitment to the Fund.

3588-NLD-5/13/2020

Grant Park Multi Alternative Strategies Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2020

The Fund’s performance figures* for the periods ended March 31, 2020, as compared to its benchmarks:

				Inception -
			Annualized	March 31, 2020 **
	Six Months	One Year	Five Year	(Annualized)
Grant Park Multi Alternative Strategies Fund - Class A	2.09%	9.99%	2.61%	4.65%
Grant Park Multi Alternative Strategies Fund - Class A with load	(3.76)%	3.67%	1.40%	3.67%
Grant Park Multi Alternative Strategies Fund - Class C	1.68%	9.21%	1.84%	3.89%
Grant Park Multi Alternative Strategies Fund - Class I	2.32%	10.34%	2.88%	4.94%
Grant Park Multi Alternative Strategies Fund - Class N	2.07%	9.95%	2.61%	4.68%
Bloomberg Barclays 1-3 Year U.S. Treasury Bond Index ***	3.28%	5.40%	1.84%	1.66%
Bloomberg Barclays U.S. Government/Corporate Long Bond Index ****	5.87%	20.44%	6.12%	8.49%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.92% for Class A shares, 2.67% for Class C shares, 1.67% for Class I shares, and 1.92% for Class N shares per the Fund’s Prospectus dated January 28, 2020. Class A Shares are subject to a maximum deferred sales charge of 1.00%. Redemptions made within 60 days of purchase of any share class may be assessed a redemption fee of 1.00%. The Fund’s advisor has agreed to waive and/or reimburse certain expenses of the Fund. Absent this agreement, the performance shown would have been lower. For performance information current to the most recent month-end, please call toll-free 1-855-501-4758.

**	Inception date is December 31, 2013.

***	The Bloomberg Barclays 1-3 Year U.S. Treasury Bond Index measures the performance of U.S. Treasury securities that have a remaining maturity of at least one year and less than three years. Investors can not invest directly in an index.

****	The Bloomberg Barclays U.S. Government/Corporate Long Bond Index measures the performance of all medium and larger public issues of U.S. Treasury, agency, investment-grade corporate bonds with maturities longer than 10 years. Investors can not invest directly in an index.

Portfolio Composition as of March 31, 2020

Holdings by type of investment	% of Net Assets at Value
Bonds & Notes	60.9%
Short-Term Investment	34.1%
Exchange Traded Funds	2.2%
Closed-End Fund	0.2%
Other Assets Less Liabilities - Net	2.6%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Derivative exposure is included in Other Assets Less Liabilities - Net.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Fair Value
	CLOSED-END FUND - 0.2%
49,000	Eaton Vance Limited Duration Income Fund (Cost - $615,930)	$517,930

	EXCHANGE TRADED FUNDS - 2.2%
	DEBT FUND - 0.4%
32,000	SPDR Bloomberg Barclays Short Term High Yield ETF	753,920

	EQUITY FUNDS - 1.8%
1,923	iShares Core S&P 500 ETF	496,903
5,273	iShares MSCI ACWI ETF	329,931
8,794	iShares MSCI ACWI ex US ETF	331,094
6,213	iShares MSCI EAFE ETF	332,147
7,005	iShares MSCI EAFE Small-Cap ETF	314,034
9,775	iShares MSCI Emerging Markets ETF	333,621
3,438	iShares Russell 1000 ETF	486,580
3,856	iShares Russell 2000 ETF	441,358
10,504	iShares Russell Mid-Cap ETF	453,458
6,356	iShares U.S. Real Estate ETF	442,187
		3,961,313

	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,350,657)	4,715,233

		Coupon Rate
Par Value		(%)	Maturity
	BONDS & NOTES - 60.9%
	AUTO MANUFACTURERS - 2.0%
$4,405,000	General Motors Financial Co., Inc.	3.700	11/24/2020	4,362,415

	BANKS - 1.8%
4,000,000	Bank of Montreal	2.100	6/15/2020	3,997,990

	BEVERAGES - 0.3%
667,000	Anheuser-Busch InBev Worldwide, Inc.	2.500	7/15/2022	670,085

	COMPUTERS - 2.3%
5,000,000	Apple, Inc.	2.100	9/12/2022	5,080,100

	INSURANCE - 4.6%
5,000,000	Berkshire Hathaway, Inc.	2.200	3/15/2021	5,025,422
5,000,000	New York Life Global Funding	2.300	6/10/2022	5,038,048
				10,063,470
	MULTI_NATIONALS - 1.9%
4,000,000	European Investment Bank	2.875	12/15/2021	4,162,593

	SOFTWARE - 3.7%
8,000,000	Microsoft Corp.	1.550	8/8/2021	8,061,697

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

		Coupon Rate
Par Value		(%)	Maturity	Fair Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 44.3%
5,000,000	Federal Farm Credit Banks Funding Corp	1.550	1/15/2021	$5,051,524
4,000,000	Federal Farm Credit Banks Funding Corp	1.600	1/21/2022	4,082,582
5,000,000	Federal Farm Credit Banks Funding Corp	1.625	8/22/2022	5,123,030
3,410,000	Federal Home Loan Banks	1.375	2/18/2021	3,441,135
5,000,000	Federal Home Loan Banks	2.375	3/12/2021	5,096,955
14,000,000	Federal Home Loan Banks	2.250	6/11/2021	14,310,096
5,000,000	Federal Home Loan Banks	2.625	12/10/2021	5,188,763
5,000,000	Federal Home Loan Banks	1.625	12/20/2021	5,107,071
5,000,000	Federal Home Loan Banks	1.730	6/30/2022	5,016,050
5,000,000	Federal Home Loan Banks	1.375	12/11/2023	5,000,863
4,000,000	Federal Home Loan Mortgage Corp	1.450	8/10/2020	4,003,781
2,000,000	Federal Home Loan Mortgage Corp	1.500	8/28/2020	2,004,983
6,000,000	Federal Home Loan Mortgage Corp	2.375	2/16/2021	6,100,982
5,000,000	Federal Home Loan Mortgage Corp	1.750	11/26/2021	5,009,017
5,000,000	Federal National Mortgage Association	1.875	12/28/2020	5,054,416
4,000,000	Federal National Mortgage Association	2.000	1/5/2022	4,115,325
4,860,014	Government National Mortgage Association	2.500	12/20/2049	5,122,034
8,000,000	Tennessee Valley Authority	3.875	2/15/2021	8,220,247
				97,048,854

	TOTAL BONDS & NOTES (Cost - $131,837,475)			133,447,204

Shares
	SHORT-TERM INVESTMENT - 34.1%
	MONEY MARKET FUND - 34.1%
75,143,228	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, to yield 1.55% *	75,143,228
	TOTAL SHORT-TERM INVESTMENT - (Cost - $75,143,228)

	TOTAL INVESTMENTS - 97.4% (Cost - $211,947,290)	$213,823,595
	OTHER ASSETS LESS LIABILITIES - NET - 2.6%	5,157,041
	NET ASSETS - 100.0%	$218,980,636

*	Money Market Fund; Interest rate reflects seven-day effective yield on March 31, 2020. A portion represents positions held in GPMAS Fund Limited.

ETF	Exchange Traded Fund

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

LONG FUTURES CONTRACTS

				Unrealized
Long Contracts	Description	Expiration	Notional Value ^	Appreciation/(Depreciation)
41	10 YR Mini JGB Future	June 2020	5,797,457	$(31,020)
646	90 Day EuroDollar Future	December 2021	160,975,125	306,463
202	3 Mo Sterling Future	December 2021	31,192,920	559
41	Euro CHF 3 month Future	March 2021	10,668,984	(28,384)
31	Euro Bund Future	June 2020	5,867,890	(75,846)
8	FCOJ-A Future +	May 2020	144,240	11,887
31	FTSE 100 Index Future	June 2020	2,166,201	(63,947)
39	Gold Future +	June 2020	6,226,740	417,660
4	LME Nickel Future +	June 2020	275,508	(29,376)
55	MSCI Emerging Markets Index Future	June 2020	2,317,975	(217,730)
28	Nikkei 225 (SGX) Future	June 2020	2,438,053	(349,939)
5	Rough Rice Future +	July 2020	140,250	(520)
15	S&P Mid Cap 400 E-mini Future	June 2020	2,156,700	(283,570)
31	S&P 500 E-mini Future	June 2020	3,983,035	(505,185)
50	US 5 Yr Note Future	June 2020	6,267,950	188,856
109	US 10 Yr Note Future	June 2020	15,116,992	618,601
60	US Long Bond Future	June 2020	10,743,780	749,280
25	Wheat Future +	May 2020	710,938	(16,375)
Net Unrealized Appreciation from Open Long Futures Contracts				$691,414

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

SHORT FUTURES CONTRACTS

Short				Unrealized
Contracts	Description	Expiration	Notional Value ^	Appreciation/(Depreciation)
60	3 Mo Euribor Future	December 2021	16,521,308	$22,664
18	Australian Dollar Currency Future	June 2020	1,105,740	51,750
12	Brent Crude Future +	June 2020	316,200	62,760
74	Canadian Dollar Currency Future	June 2020	5,257,330	170,647
16	Canola Future +	May 2020	105,396	(1,537)
7	Cattle Feeder Future +	May 2020	430,150	21,838
29	Cocoa Future +	May 2020	652,210	75,630
48	Corn Future +	May 2020	817,800	44,650
78	Cotton No.2 Future +	May 2020	1,994,070	394,100
3	Gasoline RBOB Future +	May 2020	74,680	17,165
15	Hang Seng Index Future	April 2020	2,295,217	(120,646)
11	Lean Hogs Future +	June 2020	265,430	49,530
18	Live Cattle Future +	June 2020	41,434	14,350
47	LME Aluminum Future +	June 2020	28,623,000	185,037
16	LME Copper Future +	June 2020	1,980,300	288,750
9	LME Nickel Future +	June 2020	619,893	59,877
12	LME Zinc Future +	June 2020	571,425	13,075
8	Low Sulphur Gasoline Future +	May 2020	235,800	10,425
1	Lumber Future +	May 2020	30,635	14,619
18	New Zealand Dollar Future	June 2020	1,070,820	40,990
2	NY Harbor USLD Future +	May 2020	84,126	6,170
4	Oats Future +	May 2020	52,850	450
6	Platinum Future +	July 2020	218,970	(29,905)
2	Silver Future +	May 2020	141,560	22,240
13	Soybeans Future +	May 2020	575,900	1,062
28	Soybean Meal Future +	May 2020	900,200	(63,680)
15	Soybean Oil Future +	May 2020	243,090	28,992
42	Sugar #11 Future +	May 2020	490,157	59,506
8	WTI Crude Future +	May 2020	163,840	88,200
Net Unrealized Appreciation from Open Short Futures Contracts				$1,528,709

Total Net Unrealized Appreciation from Open Futures Contracts				$2,220,123

+	This investment is a holding of GPMAS Fund Limited.

^	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2020

Assets
Investment securities:
Securities at cost	$211,947,290
Securities at fair value	$213,823,595
Deposit at Broker for futures contracts	2,133,078
Net unrealized appreciation from open futures contracts	2,220,123
Receivable for Fund shares sold	714,681
Dividends and interest receivable	661,786
Prepaid expenses and other assets	77,407
Total Assets	219,630,670

Liabilities
Payable for Fund shares redeemed	325,222
Investment advisory fees payable	222,776
Payable to related parties	41,790
Distribution (12b-1) fees payable	14,419
Accrued expenses and other liabilities	45,827
Total Liabilities	650,034
NET ASSETS	$218,980,636

Net Assets Consist of:
Paid in capital ($0 par value, unlimited shares authorized)	$226,657,888
Accumulated deficit	(7,677,252)
NET ASSETS	$218,980,636

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2020

Net Asset Value Per Share:
Class A Shares
Net Assets	$8,639,116
Shares of beneficial interest outstanding	808,964
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.68
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	$11.33

Class C Shares
Net Assets	$11,582,790
Shares of beneficial interest outstanding	1,120,339
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.34

Class I Shares
Net Assets	$185,517,496
Shares of beneficial interest outstanding	17,184,315
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.80

Class N Shares
Net Assets	$13,241,234
Shares of beneficial interest outstanding	1,238,206
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.69

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

(b) On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For The Six Months Ended March 31, 2020

Investment Income
Dividends	$194,286
Interest	1,871,005
Total Investment Income	2,065,291

Expenses
Investment advisory fees	1,238,134
Distribution (12b-1) fees:
Class A	11,616
Class C	60,982
Class N	14,610
Administrative services fees	98,292
Third party administrative servicing fees	72,499
Transfer agent fees	49,800
Registration fees	32,501
Accounting services fees	31,293
Printing and postage expenses	22,500
Compliance officer fees	18,055
Audit and tax fees	15,000
Custodian fees	11,496
Trustees fees and expenses	9,199
Legal Fees	9,000
Insurance expense	1,920
Other expenses	1,501
Total Expenses	1,698,398
Plus: Expense reimbursement recaptured	14,090
Net Expenses	1,712,488

Net Investment Income	352,803

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	359,482
Foreign currency transactions	187,437
Future commissions	(170,996)
Futures contracts	4,303,278
4,679,201
Net change in unrealized appreciation (depreciation) of:
Investments	(1,651,876)
Foreign currency translations	(178,339)
Futures contracts	1,167,352
(662,863)

Net Realized and Unrealized Gain	4,016,338

Net Increase in Net Assets Resulting From Operations	$4,369,141

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	(Unaudited)
From Operations
Net investment income	$352,803	$1,251,658
Net realized gain from investment transactions and futures contracts	4,679,201	24,966,632
Net change in unrealized depreciation of investments and futures contracts	(662,863)	(10,312,453)
Net increase in net assets resulting from operations	4,369,141	15,905,837

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(1,118,780)	(277,232)
Class C	(1,433,800)	(200,834)
Class I	(20,211,662)	(2,330,051)
Class N	(1,358,137)	(187,950)
Total distributions to shareholders	(24,122,379)	(2,996,067)

Capital Transactions
Class A:
Proceeds from shares sold	576,091	1,654,394
Net asset value of shares issued in reinvestment of distributions	1,012,057	267,939
Redemption fee proceeds	895	349
Payments for shares redeemed	(1,393,815)	(17,393,268)
Net increase (decrease) from capital transactions	195,228	(15,470,586)

Class C:
Proceeds from shares sold	401,460	775,985
Net asset value of shares issued in reinvestment of distributions	1,350,710	191,101
Redemption fee proceeds	1,188	268
Payments for shares redeemed	(1,945,592)	(3,028,715)
Net decrease from capital transactions	(192,234)	(2,061,361)

Class I:
Proceeds from shares sold	66,892,151	58,178,066
Net asset value of shares issued in reinvestment of distributions	18,815,617	2,173,665
Redemption fee proceeds	18,082	3,312
Payments for shares redeemed	(50,753,230)	(98,487,247)
Net increase (decrease) from capital transactions	34,972,620	(38,132,204)

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2020	September 30, 2019
	(Unaudited)
Capital Transactions (Continued)
Class N:
Proceeds from shares sold	$5,017,991	$1,578,984
Net asset value of shares issued in reinvestment of distributions:	1,315,522	168,569
Redemption fee proceeds	1,201	284
Payments for shares redeemed	(2,768,249)	(10,411,846)
Net increase (decrease) from capital transactions	3,566,465	(8,664,009)

Total Increase (Decrease) in Net Assets From Capital Transactions	38,542,079	(64,328,160)

Net Assets
Beginning of Period	200,191,795	251,610,185
End of Period	$218,980,636	$200,191,795

SHARE ACTIVITY
Class A:
Shares Sold	49,588	151,111
Shares Reinvested	96,940	25,863
Shares Redeemed	(129,080)	(1,588,864)
Net increase (decrease) in shares of beneficial interest outstanding	17,448	(1,411,890)

Class C:
Shares Sold	37,302	72,593
Shares Reinvested	133,337	18,940
Shares Redeemed	(184,690)	(286,355)
Net decrease in shares of beneficial interest outstanding	(14,051)	(194,822)

Class I:
Shares Sold	6,108,275	5,110,622
Shares Reinvested	1,785,163	207,807
Shares Redeemed	(4,658,406)	(9,105,666)
Net increase (decrease) in shares of beneficial interest outstanding	3,235,032	(3,787,237)

Class N:
Shares Sold	460,005	137,931
Shares Reinvested	125,887	16,240
Shares Redeemed	(255,883)	(962,416)
Net increase (decrease) in shares of beneficial interest outstanding	330,009	(808,245)

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	March 31,		September 30,	September 30,	September 30,		September 30,		September 30,
	2020		2019	2018	2017		2016		2015
	(Unaudited)
Net asset value, beginning of period	$11.84		$10.89	$10.67	$11.23		$10.78		$10.58
Activity from investment operations:
Net investment income (loss) (1)	0.01		(0.01)	0.01	(0.02)		(0.05)		(0.10)
Net realized and unrealized gain (loss)	0.21		1.12	0.40	(0.36)		0.64		0.65
Total from investment operations	0.22		1.11	0.41	(0.38)		0.59		0.55
Less distributions from:
Net investment income	(1.19)		—	—	(0.18)		(0.06)		(0.35)
Net realized gains	(0.19)		(0.16)	(0.19)	—		(0.08)		—
Total distributions	(1.38)		(0.16)	(0.19)	(0.18)		(0.14)		(0.35)
Paid-in-capital from redemption fees (2)	0.00		0.00	0.00	0.00		0.00		0.00
Net asset value, end of period	$10.68		$11.84	$10.89	$10.67		$11.23		$10.78
Total return (3)	2.09	% (6)	10.40%	3.80%	(3.36)%		5.56%		5.23%
Net assets, at end of period (000s)	$8,639		$9,371	$23,986	$33,575		$43,005		$23,547
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (4)	1.78	% (7)(9)	1.84%	1.78%	1.81	% (5)	1.80	% (5)	1.82	% (5)
Ratio of net expenses to average net assets, including interest expense	1.79	% (7)(8)	1.83%	1.78%	1.83%		1.83%		1.82%
Ratio of net investment income (loss) to average net assets	0.15	% (7)	(0.12)%	0.08%	(0.22)%		(0.50)%		(0.87)%
Portfolio Turnover Rate	16	% (6)	41%	89%	51%		17%		129%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2015 and September 30, 2019, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(5)	Ratios of gross expenses to average net assets, excluding interest expense are 1.80%, 1.79% and 1.81%, for the years ended September 30, 2017, 2016 and 2015, respectively.

(6)	Not annualized.

(7)	Annualized for periods less than one full year.

(8)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursement fees from prior periods.

(9)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursement fees from prior periods.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	March 31,		September 30,	September 30,	September 30,		September 30,		September 30,
	2020		2019	2018	2017		2016		2015
	(Unaudited)
Net asset value, beginning of period	$11.47		$10.63	$10.50	$11.08		$10.68		$10.53
Activity from investment operations:
Net investment income (loss) (1)	(0.03)		(0.11)	(0.06)	(0.09)		(0.12)		(0.18)
Net realized and unrealized gain (loss)	0.20		1.11	0.38	(0.37)		0.62		0.65
Total from investment operations	0.17		1.00	0.32	(0.46)		0.50		0.47
Less distributions from:
Net investment income	(1.11)		—	—	(0.12)		(0.02)		(0.32)
Net realized gains	(0.19)		(0.16)	(0.19)	—		(0.08)		—
Total distributions	(1.30)		(0.16)	(0.19)	(0.12)		(0.10)		(0.32)
Paid-in-capital from redemption fees (2)	0.00		0.00	0.00	0.00		0.00		0.00
Net asset value, end of period	$10.34		$11.47	$10.63	$10.50		$11.08		$10.68
Total return (3)	1.68	% (6)	9.61%	3.00%	(4.08)%		4.71%		4.52%
Net assets, at end of period (000s)	$11,583		$13,008	$14,126	$12,582		$9,897		$4,510
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (4)	2.53	% (7)(9)	2.59%	2.53%	2.56	% (5)	2.54	% (5)	2.59	% (5)
Ratio of net expenses to average net assets, including interest expense	2.54	% (7)(8)	2.58%	2.53%	2.58%		2.58%		2.59%
Ratio of net investment income (loss) to average net assets	(0.61	)%(7)	(1.03)%	(0.56)%	(0.85)%		(1.08)%		(1.64)%
Portfolio Turnover Rate	16	% (6)	41%	89%	51%		17%		129%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2015 and September 30, 2019, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(5)	Ratios of gross expenses to average net assets, excluding interest expense are 2.56%, 2.53% and 2.58%, for the years ended September 30, 2017, 2016 and 2015, respectively.

(6)	Not annualized.

(7)	Annualized for periods less than one full year.

(8)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursement fees from prior periods.

(9)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursement fees from prior periods.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	March 31,		September 30,	September 30,	September 30,		September 30,		September 30,
	2020		2019	2018	2017		2016		2015
	(Unaudited)
Net asset value, beginning of period	$11.97		$10.98	$10.73	$11.29		$10.84		$10.61
Activity from investment operations:
Net investment income (loss) (1)	0.02		0.08	0.05	0.01		0.00	(2)	(0.07)
Net realized and unrealized gain (loss)	0.23		1.07	0.39	(0.37)		0.61		0.65
Total from investment operations	0.25		1.15	0.44	(0.36)		0.61		0.58
Less distributions from:
Net investment income	(1.23)		—	—	(0.20)		(0.08)		(0.35)
Net realized gains	(0.19)		(0.16)	(0.19)	—		(0.08)		—
Total distributions	(1.42)		(0.16)	(0.19)	(0.20)		(0.16)		(0.35)
Paid-in-capital from redemption fees (2)	0.00		0.00	0.00	0.00		0.00		0.00
Net asset value, end of period	$10.80		$11.97	$10.98	$10.73		$11.29		$10.84
Total return (3)	2.32	% (6)	10.68%	4.06%	(3.14)%		5.70%		5.59%
Net assets, at end of period (000s)	$185,517		$167,041	$194,781	$195,509		$184,654		$77,087
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (4)	1.53	% (7)(9)	1.59%	1.53%	1.56	% (5)	1.55	% (5)	1.59	% (5)
Ratio of net expenses to average net assets, including interest expense	1.54	% (7)(8)	1.58%	1.53%	1.58%		1.58%		1.59%
Ratio of net investment income (loss) to average net assets	0.42	% (7)	0.75%	0.41%	0.08%		0.01%		(0.67)%
Portfolio Turnover Rate	16	% (6)	41%	89%	51%		17%		129%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2015 and September 30, 2019, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(5)	Ratios of gross expenses to average net assets, excluding interest expense are 1.56%, 1.54% and 1.58%, for the years ended September 30, 2017, 2016 and 2015, respectively.

(6)	Not annualized.

(7)	Annualized for periods less than one full year.

(8)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursement fees from prior periods.

(9)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursement fees from prior periods.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	March 31,		September 30,	September 30,	September 30,		September 30,		September 30,
	2020		2019	2018	2017		2016		2015
	(Unaudited)
Net asset value, beginning of period	$11.86		$10.90	$10.69	$11.25		$10.81		$10.59
Activity from investment operations:
Net investment income (loss) (1)	0.01		0.23	0.01	(0.03)		(0.02)		(0.10)
Net realized and unrealized gain (loss)	0.21		0.89	0.39	(0.35)		0.61		0.66
Total from investment operations	0.22		1.12	0.40	(0.38)		0.59		0.56
Less distributions from:
Net investment income	(1.20)		—	—	(0.18)		(0.07)		(0.34)
Net realized gains	(0.19)		(0.16)	(0.19)	—		(0.08)		—
Total distributions	(1.39)		(0.16)	(0.19)	(0.18)		(0.15)		(0.34)
Paid-in-capital from redemption fees (2)	0.00		0.00	0.00	0.00		0.00		0.00
Net asset value, end of period	$10.69		$11.86	$10.90	$10.69		$11.25		$10.81
Total return (3)	2.07	% (6)	10.38%	3.80%	(3.35)%		5.48%		5.39%
Net assets, at end of period (000s)	$13,241		$10,771	$18,718	$36,619		$44,914		$13,017
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (4)	1.78	% (7)(9)	1.84%	1.78%	1.81	% (5)	1.80	% (5)	1.83	% (5)
Ratio of net expenses to average net assets, including interest expense	1.79	% (7)(8)	1.83%	1.78%	1.83%		1.84%		1.83%
Ratio of net investment income (loss) to average net assets	0.18	% (7)	2.11%	0.06%	(0.24)%		(0.20)%		(0.91)%
Portfolio Turnover Rate	16	% (6)	41%	89%	51%		17%		129%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2015 and September 30, 2019, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(5)	Ratios of gross expenses to average net assets, excluding interest expense are 1.81%, 1.81% and 1.82%, for the years ended September 30, 2017, 2016 and 2015, respectively.

(6)	Not annualized.

(7)	Annualized for periods less than one full year.

(8)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursement fees from prior periods.

(9)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursement fees from prior periods.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
March 31, 2020

1.	ORGANIZATION

The Grant Park Multi Alternative Strategies Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to provide positive absolute returns.

The Fund offers four classes of shares each: Class A, Class C, Class I, and Class N. Class C, I, and N shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative assets within the Fund. Class specific expenses are allocated to that share class.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the- counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (“Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end and closed-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor/sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review the minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor/sub-advisor. The applicable investments are valued collectively via inputs from each of these

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2020

groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor/sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor/sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods. The three levels of the hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2020 for the Funds’ investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Closed-End Fund	$517,930	$—	$—	$517,930
Exchange Traded Funds	4,715,233	—	—	4,715,233
Bonds & Notes	—	133,447,204	—	133,447,204
Short-Term Investment	75,143,228	—	—	75,143,228
Long Futures Contracts	691,414	—	—	691,414
Short Futures Contracts	1,528,709	—	—	1,528,709
Total	$82,596,514	$133,447,204	$—	$216,043,718

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Consolidated Portfolios of Investments for security classifications.

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2020

Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to recognize a net asset or liability equal to the unrealized appreciation (depreciation) for futures contracts. The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of March 31, 2020:

Assets:
		Gross Amounts of Liabilities	Net Amounts of Assets Presented in
	Gross Amounts of	Offset in the Consolidated	the Consolidated Statement of
Description	Recognized Assets	Statement of Assets & Liabilities	Assets & Liabilities (1)
Futures Contracts	$4,037,783	$(1,817,660)	$2,220,123
Total	$4,037,783	$(1,817,660)	$2,220,123

(1)	The amount is limited to the derivative balance and accordingly, does not include excess collateral pledged. Total collateral held for the futures contract as of March 31, 2020 was $2,648,078.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities for the six months ended March 31, 2020:

Derivative Investment Type	Asset/Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net unrealized appreciation from open futures contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure for the six months ended March 31, 2020:

Derivative Investment Value

Derivative Investment	Equity	Currency	Commodity	Interest Rate	Total for the six months
Type	Contracts	Contracts	Contracts	Contracts	ended March 31, 2020
Futures	$(1,541,018)	$263,387	$1,746,581	$1,751,173	$2,220,123

Impact of Derivatives on the Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2020:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from futures contracts Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s net realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Consolidated Statements of Operations categorized by primary risk exposure for the six months ended March 31, 2020:

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2020

Net realized gain (loss) on derivatives recognized in the Consolidated Statement of Operations
	Equity	Currency	Commodity	Interest Rate	Total for the six months
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	ended March 31, 2020
Futures	$(7,346,362)	$17,693	$2,878,662	$8,753,285	$4,303,278

Net change in net unrealized gain on derivatives recognized in the Consolidated Statement of Operations
	Equity	Currency	Commodity	Interest Rate	Total for the six months
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	ended March 31, 2020
Futures	$(1,737,145)	$(797,105)	$1,584,100	$2,117,502	$1,167,352

Consolidation of Subsidiaries – The consolidated financial statements of the Grant Park Multi Alternative Strategies Fund include GPMAS Fund Limited (“GPMAS”), a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. GPMAS commenced operations on December 31, 2013.

A summary of the Grant Park Multi Alternative Strategies Fund’s investments in GPMAS is as follows:

GPMAS Fund Limited (GPMAS)
March 31, 2020
Fair Value of GPMAS	$14,372,933
Other Assets	$—
Total Net Assets	$14,372,933

Percentage of the Fund’s Total Net Assets	6.6%

For tax purposes, GPMAS is an exempted Cayman investment company. GPMAS received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, GPMAS is a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, GPMAS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Grant Park Multi Alternative Strategies Fund’s investment company taxable income.

Management Risk – The Adviser’s judgements regarding the attractiveness of investing in certain securities and derivatives may prove incorrect and may result in significant losses to the Fund.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2020

in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of a Fund’s cash is held at the broker. The Fund could be unable to recover assets held at the prime broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts as presented in deposit at broker for futures contracts in the Consolidated Statements of Assets and Liabilities are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments outstanding as of March 31, 2020 as disclosed in the Consolidated Portfolio of Investments and the amounts of net realized gain and losses and changes in unrealized appreciation and depreciation on derivative instruments during the period as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The difference between the cost and fair value of open investments is reflected as unrealized appreciation (depreciation) on investments and any change in that amount from the prior period is reflected in the accompanying Consolidated Statement of Operations.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually for the Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken by the Fund on returns filed for open tax years 2017 to 2019 or expected to be taken in the Fund’s September 30, 2020 year-end tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio (Nebraska in prior years) and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2020

tax expense in the Consolidated Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2020, the cost of purchases and proceeds from the sale and/or maturity of securities, other than short-term securities and U.S. Government securities, amounted to $64,064,332 and $23,329,049 respectively.

4.	AGGREGATE TAX UNREALIZED APPRECIATION AND DEPRECIATION

At March 31, 2020 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$214,229,498	$4,473,340	$(2,659,120)	$1,814,220

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Dearborn Capital Management, LLC, serves as the Fund’s investment advisor (the “Advisor”). EMC Capital Advisors, LLC serves as the sub-advisor for the Fund and is paid by the Advisor, not the Fund.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.18%, of the applicable Fund’s average daily net assets.

Pursuant to an operating expenses limitation agreement with the Trust, on behalf of the Fund, effective January 28, 2016 the Advisor has agreed, at least until January 31, 2021, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers, other than the Advisor)) do not exceed 1.83%, 2.58%, 1.58%, and 1.83% per annum of the Fund’s average daily net assets for Class A, Class C, Class I, and Class N shares, respectively (the “Expense Limitation”). For the six months ended March 31, 2020, the Advisor earned $1,238,134 in management fees for the Fund.

With respect to the Fund, if the Advisor waives any applicable fees or reimburses any expense pursuant to the operating expenses limitation agreement, and the Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed its Expense Limitation for each share class. If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended. For the six months ended March 31, 2020, the Advisor recaptured $14,090 of previously waived expenses.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Class N shares of the Fund (the “Plan”). The Plan provides that a monthly service fee is calculated at an annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets attributable to the Class A, Class C and Class N shares, of the Fund, respectively. Pursuant to the

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2020

Plan, the Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of the Fund’s shares and for maintenance and personal service provided to existing shareholders. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months ended March 31, 2020, the Fund incurred $87,208 in fees, pursuant to the Plan.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I and Class N shares. On sales of Class A shares for the six months ended March 31, 2020, the Distributor received $19,612 from front-end sales charges of which $2,830 was retained by the principal underwriter or other affiliated broker-dealer.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

6.	REDEMPTION FEE PROCEEDS

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells its shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2020 the redemption fees assessed for the Fund was $21,366.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund seeks to achieve its investment objectives by investing a portion of their assets in the Morgan Stanley Institutional Liquidity Funds- Government Portfolio (the “Portfolio”), ticker MVRXX, a registered open-end fund. The Fund may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Portfolio. The annual report of the Portfolio, along with the report of the independent registered public accounting firm is available at www.sec.gov. As of March 31, 2020, the percentage of the Fund’s net assets invested in the Portfolio was 34.1%.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of March 31, 2020, Charles Schwab & Co. held 31.20% of the voting securities of the Fund and may be deemed to control the Fund.

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2020

9.	TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2019 and September 30, 2018 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2019	September 30, 2018
Ordinary Income	$—	$—
Long-Term Capital Gain	2,996,067	4,814,034
Return of Capital	—	—
	$2,996,067	$4,814,034

As of September 30, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$16,926,444	$3,202,233	$—	$—	$(10,530,877)	$2,478,186	$12,075,986

The difference between book basis and tax basis accumulated net investment loss, accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on futures contracts, and adjustments for the Fund’s wholly owned subsidiary. Other book/tax differences include unrealized losses from in kind liquidation proceeds received from a substantially held affiliate.

Permanent book and tax differences, primarily attributable to the adjustments for in kind liquidation proceeds received from a substantially held affiliate resulted in reclassifications for the following Funds for the year ended September 30, 2019 as follows:

Accumulated
Paid in Capital	Earnings (Losses)
$1,119,640	$(1,119,640)

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Grant Park Multi Alternative Strategies Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and deferred sales charges on certain sales of class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The “Actual Expenses” columns in the tables below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the tables below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
						Consolidated
				Expenses	Ending	Expenses
	Fund’s	Beginning	Ending	Paid During	Account	Paid During
	Annualized	Account Value	Account Value	Period *	Value	Period *
	Expense Ratio	10/1/19	3/31/20	10/1/19 – 3/31/20	3/31/20	10/1/19 – 3/31/20
Grant Park Multi Alternative Strategies Fund:
Class A	1.79%	$1,000.00	$1,020.90	$9.04	$1,016.05	$9.02
Class C	2.54%	$1,000.00	$1,016.80	$12.81	$1,012.30	$12.78
Class I	1.54%	$1,000.00	$1,023.20	$7.79	$1,017.30	$7.77
Class N	1.79%	$1,000.00	$1,020.70	$9.04	$1,016.05	$9.02

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

Grant Park Multi Alternative Strategies Fund
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2020

Grant Park Multi-Alternative Strategies Fund (Adviser – Dearborn Capital Management LLC) * Sub-Adviser – EMC Capital Advisors, LLC

In connection with the regular meeting held on November 13-14, 2019 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Dearborn Capital Management LLC (“Dearborn”) and the Trust, with respect to the Grant Park Multi-Alternative Strategies Fund (“Grant Park Multi”) ( the “Fund”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that the adviser was founded in 1989, managed approximately $270 million in assets and specialized in offering a variety of alternative investment strategies through public and private funds. They reviewed the background information of the key investment personnel responsible for servicing the Fund, noting the extensive experience of the investment team. The Trustees discussed the adviser’s research process, acknowledging the adviser’s investment process allowed the adviser to effect tactical and strategic rebalancing of the Fund. They discussed the adviser’s oversight of the sub-adviser’s compliance program, investment activities, and other risk characteristics. They noted that the adviser collaborated with the sub-adviser to select broker-dealers and discussed the adviser’s multi-factor process for broker-dealer selection. The Trustees observed that the adviser had sufficient resources to service the Fund, and concluded that the adviser was expected to continue to provide high quality service to the Fund and its shareholders

Performance. The Trustees acknowledged the Fund’s objective of providing absolute returns and noted that for the period ended August 31, 2019, the Fund was a five-star Morningstar fund. The Trustees reviewed the Fund’s performance noting the Fund outperformed the Morningstar category median and peer group median over the one-year, five-year, and since inception periods and only slightly underperformed the category median over the three-year period. They further noted that the Fund’s adviser delegated execution of the Fund’s strategy to the Fund’s sub-adviser while maintaining oversight of the Fund’s risk tolerance and allocation limits. The Trustees commented that the Fund’s Standard Deviation ranked in the bottom quartile for all periods but acknowledged that when analyzed with the Fund’s performance, the Standard Deviation indicated that the Fund’s adviser was taking an appropriate level of investment risk. The Trustees noted that the Fund generally outperformed its peer group and Morningstar category and continued to provide satisfactory performance to its shareholders.

Grant Park Multi Alternative Strategies Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2020

Fees and Expenses. The Trustees noted the Fund’s advisory fee of 1.18% and observed that the advisory fee was higher than the Fund’s Morningstar category and peer group averages and medians however was well within the range of advisory fees for the peer group and Morningstar category. The Trustees reviewed the Fund’s net expense ratio, acknowledging that it was higher than the Morningstar category and peer group averages and medians. They noted that the adviser paid a portion of its advisory fee to the sub-adviser for services rendered to the Fund. The Trustees further noted that the advisory fee was not unreasonable given the expertise required to research, create, execute and maintain the trading strategies that drive the Fund’s investment programs.

Profitability. The Trustees reviewed the adviser’s profitability analysis, noting that the adviser realized a profit in terms of actual dollars and percentage of revenue in connection with its relationship with the Fund. The Trustees acknowledged the effort required to maintain and manage the Fund’s investment program and determined the adviser’s profit was not excessive.

Economies of Scale. The Trustees considered whether the adviser had achieved economies of scale with respect to the Fund. They noted the adviser’s position that it had competitively priced its advisory fee at the Fund’s inception in order to share cost savings with shareholders. The Trustees reviewed current asset levels and concluded that the Fund had not attained an asset level at which meaningful economies have been achieved but acknowledged the adviser’s willingness to discuss the matter as asset growth exceeded a specific threshold.

Conclusion. Having requested and received such information from the adviser as the Trusteesbelieved to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee was not unreasonable and that renewal of the agreement was in the best interests of the shareholders of Grant Park Multi.

EMC Capital Advisors, LLC - Sub-Adviser to Grant Park *

Nature, Extent and Quality of Service. The Trustees noted that the sub-adviser was founded in 1988 and currently managed approximately $220 million in assets. They further noted that the sub-adviser was registered as a commodity trading adviser and commodity pool operator. The Trustees reviewed the key personnel responsible for sub-advising the Fund, noting their extensive industry experience. The Trustees reviewed the sub-adviser’s relationship to the Fund acknowledging that the sub-adviser provided the Fund with a multi-alternative, quantitatively driven strategy that consisted of four independent sub-strategies. The Trustees noted that the sub-adviser had independent risk processes for each of the four sub-strategies and monitored compliance with the Fund’s investment limitations by incorporating trading guidelines, exposure limits, and restrictions into its trading system. The Trustees further noted the adviser’s long-standing relationship with the sub-adviser and observed that the adviser was highly satisfied with the sub-adviser’s service and reputation. The Trustees concluded that the sub-adviser had provided high quality service to the adviser, the Fund and its shareholders.

Performance. The Trustees acknowledged that the sub-adviser was the Fund’s sole sub-adviser, responsible for managing the four sub-strategies within the Fund. They reviewed the Fund’s performance noting the Fund outperformed the Morningstar category and peer group medians over the one-year, five-year, and since inception periods. The Trustees further noted that the Fund showed

Grant Park Multi Alternative Strategies Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2020

more volatility than its peer group and Morningstar category but that the Fund performed as designed. They reviewed the sub-adviser’s investment sub-strategies, acknowledging the sub-adviser’s success in capitalizing on directional priced trends. The Trustees concluded that the sub-adviser achieved the Fund’s objective of absolute positive returns for the Fund’s shareholders.

Fees and Expenses. The Trustees reviewed the fee split between the Fund’s adviser and sub-adviser, noting that the sub-adviser received 0.40% of the Fund’s overall advisory fee. They compared the Fund’s sub-advisory fee to the sub-adviser’s fee for similar accounts, noting that the sub-advisory fee was lower than the average fee charged by the sub-adviser to other clients. The Trustees concluded that the sub-advisory fee was not unreasonable.

Profitability. The Trustees reviewed the sub-adviser’s profitability analysis in connection with the sub-advisory services provided to the Fund, noting that sub-adviser was earning a modest profit in terms of actual dollars and percentage of revenue. The Trustees concluded that excessive profitability was not a concern.

Economies of Scale. The Trustees considered whether there were economies of scale with respect to the management of the Fund, but agreed that economies of scale was primarily a Fund level issue and was considered with respect to the Fund’s advisory fee and net expenses.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the sub-advisory fee was not unreasonable and that renewal of the agreement was in the best interests of the shareholders of Grant Park Multi.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-501-4758 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file the complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-855-501-4758.

INVESTMENT ADVISOR
Dearborn Capital Management, LLC
555 W. Jackson Boulevard, Suite 600
Chicago, IL 60661

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/8/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/8/20

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 6/8/20